Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Management compensation transactions for the years ended December 31, 2021, 2020 and 2019 are summarized as follows:

g)	Management compensation transactions for the years ended December 31, 2021, 2020 and 2019 are summarized as follows:

	Short-term employee benefits	Share-based payments	Total
	$	$	$
Year ended December 31, 2019 Directors and officers	224,166	29,646	253,812

Year ended December 31, 2020 Directors and officers	262,097	217,816	479,913

Year ended December 31, 2021 Directors and officers	593,856	331,809	925,665